Subsequent Events (Narrative) (Details) - 1 months ended Jan. 31, 2026 - Subsequent events [Member] $ / shares in Units, $ in Millions	USD ($) shares	$ / shares	$ / shares
Restricted share units [Member]
Subsequent Event [Line Items]
Number of common shares issued | shares	400,000
Amended October 2024 ATM Equity Program [Member]
Subsequent Event [Line Items]
Number of common shares issued | shares	9,771,383
Proceeds from common shares | $	$ 29.6
Sale of stock, price per share | (per share)		$ 4.17	$ 3.03
Cash commission | $	$ 0.9